PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 328,940	$ 320,902
Less accumulated depreciation and amortization	114,434	105,250
Total premises and equipment	214,506	215,652
Operating Leases, Rent Expense	11,200	9,100	$ 7,100
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	54,958	57,701
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	163,277	161,817
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	74,881	66,567
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	31,728	29,086
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,096	$ 5,731